INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ (1,600)	$ 2,048	$ (1,633)
Net deferred tax expenses			3,300
Increase in non-recognition of deferred income tax assets			56,500
Tax effect from revaluation of deferred income tax liabilities		0	(62,228)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 67,200	85,700	67,200
Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in deferred income tax assets			$ 9,000
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries		343,000
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)		$ 74,000